INVENTORY	9 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2020
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

Note 7 – Inventory

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	February 28,	May 31,
	2021	2020
Raw materials	$419,462	$134,697
Finished goods	550,194	440,545
Total	$969,656	$575,242

Raw materials consist of cannabis plants and the materials that are used in our production process prior to being tested and packaged for consumption.  Finished goods consist of pre-packaged materials previously purchased from other licensed cultivators and the Company’s manufactured edibles and extracts.

NOTE 8 – INVENTORY

Inventory, consisting of material, overhead, labor, and manufacturing overhead, is stated at the lower of cost (first-in, first-out) or market, and consists of the following:

	May 31,	May 31,
	2020	2019
Raw materials	$134,697	$323,635
Finished goods	440,545	423,198
Total	$575,242	$746,833

Raw materials consist of cannabis plants and the materials that are used in our production process prior to being tested and packaged for consumption. Finished goods consist of pre-packaged materials previously purchased from other licensed cultivators and our manufactured edibles and extracts.